Related Party (Details)										3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 25, 2024 USD ($)	Jun. 24, 2024 USD ($)	Mar. 28, 2024 USD ($) shares	Dec. 26, 2023 USD ($)	Nov. 21, 2023 USD ($) shares	Jun. 27, 2023	May 15, 2023 USD ($) item	Mar. 29, 2023 USD ($)	Jan. 31, 2023	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) item shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Nov. 01, 2023	Aug. 17, 2023 USD ($)	May 05, 2023 USD ($)	Feb. 02, 2023 USD ($)	Oct. 24, 2022 USD ($)	Sep. 01, 2022 USD ($)
Related Party
Common stock, shares issued | shares										14,806,820		14,806,820		4,639,643
Due to related party										$ 456,858		$ 456,858		$ 338,506
Other Liability, Current, Related Party [Extensible Enumeration]										Related party		Related party		Related party	Related party
Proceeds from loan payable, related party													$ 120,000
Principal balance of promissory note			$ 224,000
Shares to sponsor debt settlement (shares) | shares			114,000
Loan payable, related party, net of discount										$ 471,651		$ 471,651		$ 323,000
Amortization of discount on note payable												7,000	74,568
Due from related party										$ 785,934		$ 785,934
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]										Related party		Related party		Related party
General and administrative										$ 509,050	$ 326,386	$ 660,398	$ 607,639
Note receivable, related party										$ 245,500		$ 245,500
Financing Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]										Related party		Related party		Related party
Interest income										$ 0		$ 0
Advances repaid												47,800
Preferred shares issued to settled idoc debt as part of the consideration in the acquisition										220,000
IDoc Virtual Telehealth Solutions, Inc
Related Party
Interest accrued			$ 2,000
Series A Preferred Stock
Related Party
Shares issued for services performed by A.G.P. | shares					4,370
IDoc Virtual Telehealth Solutions, Inc
Related Party
Common stock, shares issued | shares														4,978	4,978
Other Liability, Current, Related Party [Extensible Enumeration]														Related party	Related party
Proceeds from loan payable, related party							$ 200,000							$ 200,000
Principal balance of promissory note														200,000
Loan payable, related party, net of discount														200,000
Amortization of discount on note payable														51,816	$ 19,712
Accrued interest on Exchange and Additional Bridge Notes														0
Due from related party														$ 1,008,101	$ 678,936
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]														Related party	Related party
General and administrative														$ 6,052,031	$ 1,824,460
Note receivable, related party														$ 245,500	$ 336,000
Financing Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]														Related party	Related party
Debt Conversion, Amount					$ 66,667
Annual fixed interest rate (in percentage)														8.50%		3.00%
Promissory Note | Promissory Note with Related Party
Related Party
Maximum borrowing capacity of related party promissory note																	$ 315,000
DHAC
Related Party
Preferred shares issued to settled idoc debt as part of the consideration in the acquisition										1,268,000
Related party | VSee Lab, Inc
Related Party
Due to related party										0		0		$ 338,506	$ 210,796
Employee | VSee Lab, Inc
Related Party
Employee subscription of shares in cash															$ 127,710
Employee subscription of shares (in shares) | shares															597,000
Common stock, shares issued | shares															239,424
CEO | IDoc Virtual Telehealth Solutions, Inc
Related Party
Cash received from related party towards future operating expenses														136,981	$ 146,684
Office space lease payments														186,000	162,000
CEO | Milton Chen | Promissory note one
Related Party
Loan payable, related party, net of discount										121,000		121,000		121,000
Amortization of discount on note payable										0
Interest expense										15,730
Total interest expense												15,730
Accrued interest on Exchange and Additional Bridge Notes										33,660		33,660
CEO | Milton Chen | Promissory note one | VSee Lab, Inc
Related Party
Proceeds from loan payable, related party															$ 110,000
Original issue discount rate on promissory note								10.00%
Principal balance of promissory note								$ 121,000
Interest rate						12.00%
Default interest rate						26.00%
Accrued interest on Exchange and Additional Bridge Notes														17,930
CEO | Milton Chen | Promissory note two
Related Party
Default interest rate						26.00%
Loan payable, related party, net of discount										132,000		132,000		132,000
Amortization of discount on note payable										0		0
Interest expense										17,160		17,160
Total interest expense												17,160
Accrued interest on Exchange and Additional Bridge Notes										38,280		38,280
CEO | Milton Chen | Promissory note two | VSee Lab, Inc
Related Party
Original issue discount rate on promissory note								10.00%
Principal balance of promissory note								$ 132,000
Interest rate						12.00%
Accrued interest on Exchange and Additional Bridge Notes														21,120
CEO | Milton Chen | Promissory note three
Related Party
Loan payable, related party, net of discount										77,000		77,000
Amortization of discount on note payable										0		7,000
Interest expense										5,005		7,315
Total interest expense										5,005		14,315
Accrued interest on Exchange and Additional Bridge Notes										$ 7,315		$ 7,315
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]										Related party		Related party
CEO | Milton Chen | Promissory note three | VSee Lab, Inc
Related Party
Original issue discount rate on promissory note				10.00%
Principal balance of promissory note				$ 77,000
Interest rate			12.00%
Default interest rate			26.00%
Loan payable, related party, net of discount														70,000
Accrued interest on Exchange and Additional Bridge Notes														$ 0
CEO | Imo Aisiku
Related Party
Due from related party										$ 785,934		$ 785,934
Note receivable, related party										245,000		245,000
CEO | Imo Aisiku | IDoc Virtual Telehealth Solutions, Inc
Related Party
Interest rate							0.00%		0.00%
Note receivable with principal balance																					$ 336,000
Accredited Investor
Related Party
Loan payable, related party, net of discount										141,651		141,651
Fair value adjustments												58,349
Interest income										0		$ 0
Number of deployed telepresence robots rights held | item												8
Percentage of monthly revenue generated from telepresence robots, considered for payment												80.00%
Accredited Investor | VSee Lab, Inc
Related Party
Number of deployed telepresence robots rights held | item							8
Accredited Investor | IDoc Virtual Telehealth Solutions, Inc
Related Party
Principal balance of promissory note							$ 200,000			200,000		$ 200,000
Percentage of monthly revenue generated from telepresence robots, considered for payment							80.00%
Telepresence robots deployed | item							8
Total number of deployed telepresence robots | item							12
Sponsor Affiliates
Related Party
Due to related party										$ 456,859		$ 456,859
Proceeds from loan payable, related party		$ 504,659
Advances repaid	$ 47,800
Sponsor | Promissory Note with Related Party
Related Party
Principal balance of promissory note																				$ 350,000
Sponsor | Promissory Note with Related Party | Series A Preferred Stock
Related Party
Number of shares issued on conversion of debt | shares					350
Debt Conversion, Amount					$ 350,000
Affiliate Of The Sponsor | Promissory Note with Related Party
Related Party
Principal balance of promissory note																	$ 565,000
Affiliate Of The Sponsor | Promissory Note with Related Party | Series A Preferred Stock
Related Party
Number of shares issued on conversion of debt | shares					765
Debt Conversion, Amount					$ 153,000
Affiliate Of The Sponsor | SCS Capital Partners LLC | Promissory Note with Related Party | Series A Preferred Stock
Related Party
Debt Conversion, Amount					765,000
Affiliate Of The Sponsor | Unsecured Promissory Note | Promissory Note with Related Party
Related Party
Principal balance of promissory note																			$ 250,000
Affiliate Of The Sponsor | Promissory Note | Promissory Note with Related Party
Related Party
Principal balance of promissory note																		$ 200,000
Annual fixed interest rate (in percentage)																		10.00%
Office expense
Related Party
General and administrative					$ 153,000
Office expense | Series A Preferred Stock
Related Party
Shares issued for services performed by A.G.P. | shares					153